CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
NOTE 5:-	CASH AND CASH EQUIVALENTS

	December 31,
	2024	2023

Cash in banks (mainly in NIS)	3,005	6,271
Short-term deposits (mainly in NIS)	4,674	422

	7,679	6,693